Stockholders' Equity - Narrative (Details)				12 Months Ended
	Jul. 14, 2020 shares	Jan. 14, 2020 shares	Nov. 20, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Nov. 19, 2019 USD ($) $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2018 $ / shares shares	Jan. 31, 2013 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share) | $ / shares				$ 0.0001		$ 0.0001
Preferred stock, authorized (in shares)				1,000,000		1,000,000			1,000,000
Warrants issued and outstanding (in shares)				0		0		91,350	190,575
Warrants issued (in shares)			7,333,326		15,000,000					253,575
Warrants canceled and reissued to prior shareholders (in shares)			2,444,437
Term of warrants			5 years		5 years
Warrant, exercise price (in usd per share) | $ / shares			$ 11.50		$ 11.50					$ 17.80
Warrants, subject to adjustments after consummation of reverse capitalization period			30 days
Exercise of warrants (in shares)				190,575	11,500
Proceeds from issuance of stock warrants | $				$ 3,392,235	$ 204,700
Redemption price (in usd per share) | $ / shares					$ 0.01
Subsequent Event
Class of Warrant or Right [Line Items]
Exercise conversion rate of warrants (share per share)	0.250
20 trading days within 30 trading-day period
Class of Warrant or Right [Line Items]
Stock price at which warrants may be redeemed (in usd per share) | $ / shares					18.00
Trading day prior to date of notice of redemption
Class of Warrant or Right [Line Items]
Stock price at which warrants may be redeemed (in usd per share) | $ / shares					$ 10.00
Stock price at which warrants may be redeemed, after first exercisable (in usd per share) | $ / shares			$ 10.00
Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion | $							$ 132,000,000
Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion | $							152,000,000
Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion | $							$ 172,000,000
Class A-1 Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share) | $ / shares				$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)				250,000,000		250,000,000			250,000,000
Common stock, shares issued (in shares)				76,637,470		78,382,405			58,491,280
Class A-1 Common Stock | Subsequent Event
Class of Warrant or Right [Line Items]
Conversion of stock, shares converted (in shares)	3,784,416
Class A-1 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share) | $ / shares							$ 12.00
Class A-1 Common Stock | Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share) | $ / shares							14.00
Class A-1 Common Stock | Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share) | $ / shares							$ 16.00
Class A-2 Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share) | $ / shares				$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)				10,000,000		10,000,000			10,000,000
Common stock, shares issued (in shares)				4,999,999		3,403,363	5,000,000		0
Percentage of ownership requiring exchange (less than)				4.99%		4.99%
Class A-2 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Conversion of stock, shares converted (in shares)		1,666,666
Number of shares to be exchanged (in shares)							1,666,666
Class A-2 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period | Subsequent Event
Class of Warrant or Right [Line Items]
Conversion of stock, shares converted (in shares)		1,666,666
Class A-2 Common Stock | Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)							1,666,667
Class A-2 Common Stock | Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)							1,666,667
Number of shares converted (in shares)		1,596,636